Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	$ 29,906
2019	1,886
2020	3,305
2021	1,893
Total	36,990
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	26,975
Total	26,975
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	613
Total	613
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	2,318
2019	1,886
2020	3,305
2021	1,893
Total	$ 9,402